Annual Total Returns- Goldman Sachs Global Managed Beta Fund (Class Institutional Shares) [BarChart] - Class Institutional Shares - Goldman Sachs Global Managed Beta Fund - Institutional Shares	2016	2017	2018	2019	2020
Total	9.19%	21.99%	(9.61%)	27.06%	18.24%